Note 3 - Loans and Allowance for Loan Losses (Details) - Aging of the Recorded Investment of Past Due Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 5,614	$ 5,670
60-89 Days Past Due	853	1,634
90 or More Days Past Due	5,197	3,428
Total Past Due	11,664	10,732
Loans Not Past Due	583,104	555,587
Total	594,768	566,319
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3,337	3,922
60-89 Days Past Due	612	1,324
90 or More Days Past Due	3,489	2,620
Total Past Due	7,438	7,866
Loans Not Past Due	216,190	211,499
Total	223,628	219,365
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	74	206
60-89 Days Past Due	62	100
90 or More Days Past Due	1,422	683
Total Past Due	1,558	989
Loans Not Past Due	77,290	82,999
Total	78,848	83,988
Commercial Real Estate Nonowner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 or More Days Past Due		52
Total Past Due		52
Loans Not Past Due	71,229	73,995
Total	71,229	74,047
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	932	60
Total Past Due	932	60
Loans Not Past Due	26,603	25,776
Total	27,535	25,836
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		193
60-89 Days Past Due	10	49
90 or More Days Past Due	24	21
Total Past Due	34	263
Loans Not Past Due	83,964	60,540
Total	83,998	60,803
Automobile Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	616	638
60-89 Days Past Due	149	123
90 or More Days Past Due	33	13
Total Past Due	798	774
Loans Not Past Due	42,051	38,037
Total	42,849	38,811
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
90 or More Days Past Due	103	38
Total Past Due	103	38
Loans Not Past Due	18,188	17,710
Total	18,291	17,748
Other Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	655	651
60-89 Days Past Due	20	38
90 or More Days Past Due	126	1
Total Past Due	801	690
Loans Not Past Due	47,589	45,031
Total	$ 48,390	$ 45,721